SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of other operating expenses (income), net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Capital gain from disposal of property		$ 0	$ (2,084)	$ 0
Income from arbitrations in Peru, net		(13,305)	(2,962)	0
Income from legal proceedings in the Philippines, net		0	(5,357)	0
Mergers and acquisitions related expenses		3,684	1,550	438
Indirect tax related expenses	[1]	3,349	0	0
Others, net		(479)	82	0
Other operating expenses (income), net	[2]	$ (6,751)	$ (8,771)	$ 438

[1]	The Company recorded indirect tax-related expenses due to a change in projected revenue mix, which impacted the expected recoverability of an indirect tax asset, resulting in a write-off of the asset.
[2]	See Note 14